WARRANTS (Details Narrative) - TKB CRITICAL TECHNOLOGIES 1 - $ / shares		12 Months Ended
	Oct. 29, 2021	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award
Gross proceeds (as a Percent)		60.00%
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award
Share redemption trigger price per share (in dollars per share)		$ 18.00
Price Range One
Share-Based Compensation Arrangement by Share-Based Payment Award
Share redemption trigger price per share (in dollars per share)		$ 18.00
Adjusted redemption price trigger (as a percent)		115.00%
Price Range Two
Share-Based Compensation Arrangement by Share-Based Payment Award
Share redemption trigger price per share (in dollars per share)		$ 10.00
Adjusted redemption price trigger (as a percent)		180.00%
Minimum | Price Range Two
Share-Based Compensation Arrangement by Share-Based Payment Award
Share redemption trigger price per share (in dollars per share)		$ 9.20
Warrant | IPO
Share-Based Compensation Arrangement by Share-Based Payment Award
Warrants issued (in shares)		22,250,000
Public
Share-Based Compensation Arrangement by Share-Based Payment Award
Warrants exercisable period		30 days
Public | IPO
Share-Based Compensation Arrangement by Share-Based Payment Award
Warrants issued (in shares)		11,500,000
Private Placement | Price Range One
Share-Based Compensation Arrangement by Share-Based Payment Award
Redemption price (in dollars per share)		$ 0.01
Private Placement | Price Range Two
Share-Based Compensation Arrangement by Share-Based Payment Award
Redemption price (in dollars per share)		$ 0.10
Private Placement | IPO
Share-Based Compensation Arrangement by Share-Based Payment Award
Warrants issued (in shares)	10,750,000	10,750,000